Offerings - Offering: 1	Jan. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	68,061,371
Proposed Maximum Offering Price per Unit	3.24
Maximum Aggregate Offering Price	$ 220,518,842.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,453.65
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus constituting part of the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement. (2) This registration statement registers the resale of 68,061,371 shares of the Registrant's common stock, which consists of 31,734,751 shares of common stock issuable upon the exercise of outstanding purchase warrants to purchase shares of common stock held by certain selling stockholders and 36,326,620 shares of common stock issuable upon a redemption by the Company of its 9.80% first lien notes due 2028 held by certain Selling Stockholders. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant's common stock as reported on The New York Stock Exchange on January 7, 2026.